Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Total Payments
Total		$ 49,750	$ 338,757	$ 3,937	$ 392,444
UNITED STATES | U.S. Federal Government [Member]
Total		$ 49,750	$ 338,757		$ 392,444
CANADA | Government of Alberta, Canada [Member]
Total	[1]			$ 181

[1]	Payments made in Canadian dollars were translated into U.S. dollars based on the exchange rate as of December 31, 2024.